Financial risk management and financial instruments - Currency Exposure (Details) - Foreign currency risk - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial risk management and financial instruments
Percentage of change in significant exposure used for sensitivity analysis	10.00%	10.00%
Euro
Financial risk management and financial instruments
Net exposure	R (129)	R (563)
Equity impact of decrease in risk exposure	(13)	(56)
Income statement impact of decrease in risk exposure	(13)	(56)
Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	2,726	1,870
Net exposure on liabilities	(296)	(387)
Net exposure	2,430	1,483
Euro | Balances between group companies
Financial risk management and financial instruments
Net exposure	(2,559)	(2,046)
US dollar
Financial risk management and financial instruments
Net exposure	(5,878)	(29,677)
Equity impact of decrease in risk exposure	(511)	(2,968)
Income statement impact of decrease in risk exposure	(511)	(2,968)
US dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	3,709	4,609
Net exposure on liabilities	(1,523)	(2,392)
Net exposure	2,186	2,217
US dollar | Balances between group companies
Financial risk management and financial instruments
Net exposure	(8,064)	(31,894)
Long-term debt (including lease liabilities) | Euro | External balances
Financial risk management and financial instruments
Net exposure on liabilities		(119)
Long-term debt (including lease liabilities) | US dollar | External balances
Financial risk management and financial instruments
Net exposure on liabilities		(718)
Trade and other payables | Euro | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(296)	(268)
Trade and other payables | US dollar | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(1,523)	(1,674)
Long-term receivables | US dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	323	427
Trade and other receivables | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	831	394
Trade and other receivables | US dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	2,265	3,218
Cash and cash equivalents | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	1,895	1,476
Cash and cash equivalents | US dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	R 1,121	R 964